4. STOCKHOLDERS' EQUITY (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of stock options
Outstanding beginning balance, Shares	6,531,192	6,463,206
Granted, Shares	754,761	977,276
Exercised, Shares	242,439	(580,540)
Expired/Forfeited, Shares	(103,119)	(328,750)
Outstanding ending balance, Shares	6,940,395	6,531,192
Vested and exercisable ending balance	5,988,119	5,463,963
Options available for grant at year-end	6,314,824	6,724,027
Aggregate intrinsic value – options exercised	$ 49,675	$ 236,059
Aggregate intrinsic value – options outstanding	494,119	625,412
Aggregate intrinsic value – options vested and Exercisable	612,946	612,946
Weighted average exercise price
Outstanding beginning balance, Weighted average exercise price	$ 0.66	$ 0.67
Granted, Weighted average exercise price	$ 0.4	$ 0.5
Exercised, Weighted average exercise price	$ 0.32	$ 0.31
Expired, Weighted average exercise price	$ 0.68	$ 1.15
Outstanding ending balance, Weighted average exercise price	$ 0.66	$ 0.66
Vested and exercisable ending balance	$ 0.66	$ 0.58
Options Unvested
Options unvested, beginning balance	1,067,229	1,819,087
Options granted	754,761	977,276
Options Vested	(766,595)	(1,582,034)
Options Cancelled/Forfeited	$ (103,119)	$ (147,100)
Balance, end of period	952,276	1,067,229
Options unvested, beginning balance, weighted average exercise price	$ 1.12	$ 1.18
Options granted, weighted average exercise price	$ 0.4	$ 0.5
Options Vested, weighted average exercise price	$ 0.66	$ 0.8
Options Cancelled/Forfeited, weighted average exercise price	$ 0.68	$ 1.22
Balance, end of period		$ 1.12